Revenue from Contracts with Customers - Schedule of Disaggregated Revenue by Market (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 5,810,115	$ 4,707,688	$ 5,160,100
Datacenter & Communications
Disaggregation of Revenue [Line Items]
Revenues	3,755,164	2,631,369	2,966,426
Industrial
Disaggregation of Revenue [Line Items]
Revenues	$ 2,054,951	$ 2,076,319	$ 2,193,674